ACQUISITION AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
ACQUISITION AGREEMENT

NOTE 8 – ACQUISITION AGREEMENT

Spetner, Jonathan Spetner and Agudath Israel of America (the “Sellers”), and Reliance Global Group, Inc. (“RELI”) agreed to a Stock Exchange Agreement. The Stock Exchange Agreement was initially dated as of May 14, 2024, was amended on September 6, 2024, and was further amended on October 29, 2024. Pursuant to the amended Stock Exchange Agreement, the Sellers agreed to sell stock representing 80% of the equity ownership in Spetner to RELI (the “First Closing”) in exchange for $13,714,286 in consideration (the “First Purchase Price”). The First Purchase Price consists of approximately 1) $5,500,000 in cash, 2) a promissory note with aggregate principal of $2,500,000, and 3) a number of shares of RELI common stock equal to a beneficial ownership of 9.9% in RELI. Any remaining unpaid portion of the First Purchase Price is to be paid through the issuance of a promissory note.

On October 29, 2024 RELI issued 140,064 shares of RELI common stock (the “deposit shares”) to Spetner’s stockholders. The deposit shares had a fair value of $329,431 and are considered a prepayment of a portion of the First Purchase Price.

The stock representing the remaining 20% of the equity ownership in Spetner is to be sold to RELI (the “second closing”) in exchange for an amount equal to the product of ten (10) and 20% of Spetner’s final annual EBITDA for the most recently completed fiscal year prior to the fiscal year in which the Second Closing is occurring (the “Second Purchase Price”). The Second Purchase Price may be paid in cash, through the issuance of a promissory note, or through the issuance of RELI common stock as determined by the Sellers and RELI.

NOTE 8 – ACQUISITION AGREEMENT

Spetner, Jonathan Spetner and Agudath Israel of America (the “Sellers”), and Reliance Global Group, Inc. (“RELI”) agreed to a Stock Exchange Agreement. The Stock Exchange Agreement was initially dated as of May 14, 2024, was amended on September 6, 2024, and was further amended on October 29, 2024. Pursuant to the amended Stock Exchange Agreement, the Sellers agreed to sell stock representing 80% of the equity ownership in Spetner to RELI (the “First Closing”) in exchange for $13,714,286 in consideration (the “First Purchase Price”). The First Purchase Price consists of approximately 1) $5,500,000 in cash, 2) a promissory note with aggregate principal of $2,500,000, and 3) a number of shares of RELI common stock equal to a beneficial ownership of 9.9% in RELI. Any remaining unpaid portion of the First Purchase Price is to be paid through the issuance of a promissory note.

On October 29, 2024 RELI issued 140,064 shares of RELI common stock (the “deposit shares”) to Spetner’s stockholders. The deposit shares had a fair value of $329,431 and are considered a prepayment of a portion of the First Purchase Price.

The stock representing the remaining 20% of the equity ownership in Spetner is to be sold to RELI (the “second closing”) in exchange for an amount equal to the product of ten (10) and 20% of Spetner’s final annual EBITDA for the most recently completed fiscal year prior to the fiscal year in which the Second Closing is occurring (the “Second Purchase Price”). The Second Purchase Price may be paid in cash, through the issuance of a promissory note, or through the issuance of RELI common stock as determined by the Sellers and RELI.